UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07136

Name of Fund:  BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Pennsylvania Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 119.0%
Corporate — 3.1%
County of Beaver Pennsylvania IDA, Refunding RB, First Energy Nuclear Energy Project, Series B, 3.50%, 12/01/35 (a)	$3,745	$1,647,800
Pennsylvania Economic Development Financing Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,510	1,638,516
Aqua Pennsylvania, Inc. Project, Series B, 4.50%, 12/01/42	2,630	2,726,074
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT:
Aqua Pennsylvania, Inc. Project, Series A, 5.00%, 12/01/34	180	191,723
National Gypsum Co., 5.50%, 11/01/44	135	143,477

		6,347,590
County/City/Special District/School District — 30.2%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A:
5.00%, 5/01/35	190	198,546
5.00%, 5/01/42	450	466,929
Bethlehem Area School District, GO (BAM), Series A:
5.00%, 8/01/34	1,610	1,796,502
5.00%, 8/01/35	1,210	1,344,637
Borough of West Chester Pennsylvania, GO, Refunding, 3.50%, 11/15/35	1,095	1,087,598
Boyertown Area School District, GO:
5.00%, 10/01/36	610	677,301
5.00%, 10/01/38	920	1,018,495
City of Philadelphia Pennsylvania, GO, Refunding, Series A (AGM), 5.25%, 12/15/18 (b)	5,000	5,345,800
City of Philadelphia Pennsylvania, GO, Refunding Series A (AGC):
5.00%, 8/01/19 (b)	255	277,167
5.00%, 8/01/24	2,115	2,286,992
City of Pittsburgh Pennsylvania, GO, Series B, 5.00%, 9/01/26	1,095	1,260,805

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
County of Bucks Pennsylvania Water & Sewer Authority, RB, Series A (AGM):
5.00%, 12/01/37	$780	$871,712
5.00%, 12/01/40	1,000	1,114,020
County of Dauphin Pennsylvania General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/29	260	284,513
County of Lycoming Pennsylvania Water & Sewer Authority, RB (AGM), 5.00%, 11/15/19 (b)	500	548,150
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	180	206,717
County of York Pennsylvania, GO, Refunding, 5.00%, 3/01/36	500	549,255
Dallastown Area School District, GO, Refunding, 5.00%, 4/15/34	1,235	1,413,507
East Stroudsburg Area School District, GO, Refunding, Series A (AGM), 5.00%, 9/01/25	3,000	3,039,960
Lower Merion School District, GO, Refunding, Series A, 3.25%, 11/15/27	2,035	2,107,121
Marple Newtown School District, GO (AGM), 5.00%, 6/01/19 (b)	4,100	4,432,674
Owen J. Roberts School District, GO, 4.75%, 11/15/25	700	725,844
Philadelphia School District, GO, Series E (b):
2015, 6.00%, 9/01/18	5	5,333
2015-2, 6.00%, 9/01/18	5	5,333
6.00%, 9/01/18	3,340	3,562,544
Shaler Area School District Pennsylvania, GO, CAB (Syncora), 0.00%, 9/01/30 (c)	6,145	3,835,955
State Public School Building Authority, RB (AGM):
Community College, Allegheny County Project, 5.00%, 7/15/34	2,190	2,418,855
Corry Area School District, CAB, 0.00%, 12/15/22 (c)	1,640	1,431,851
Corry Area School District, CAB, 0.00%, 12/15/23 (c)	1,980	1,666,665
Corry Area School District, CAB, 0.00%, 12/15/24 (c)	1,980	1,610,413
Corry Area School District, CAB, 0.00%, 12/15/25 (c)	1,770	1,377,556

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County/City/Special District/School District (continued)
State Public School Building Authority, Refunding RB, Harrisburg School District Project, Series A (AGC) (b):
5.00%, 5/15/19	$215	$232,112
5.00%, 5/15/19	215	232,022
5.00%, 5/15/19	855	922,690
Township of Bristol Pennsylvania School District, GO:
(BAM), 5.00%, 6/01/42	1,685	1,872,524
5.00%, 6/01/40	775	831,660
5.25%, 6/01/43	6,925	7,652,402
Township of Falls Pennsylvania, Refunding RB, Water & Sewer Authority, 5.00%, 12/01/37	1,270	1,378,725
Township of Lower Paxton Pennsylvania, GO:
5.00%, 4/01/42	435	483,563
5.00%, 4/01/46	1,435	1,591,444
Township of Upper Moreland Pennsylvania School District, GO, 5.00%, 10/01/34	130	145,779

		62,311,671
Education — 18.7%
County of Adams Pennsylvania IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	100	109,810
5.00%, 8/15/25	100	109,541
5.00%, 8/15/26	100	109,541
County of Cumberland Pennsylvania Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	200	211,682
County of Cumberland Pennsylvania Municipal Authority, Refunding RB, Diakon Lutheran:
6.38%, 1/01/19 (b)	900	979,506
6.38%, 1/01/39	100	107,979
County of Delaware Pennsylvania Authority, RB, Villanova University:
5.00%, 8/01/40	1,205	1,339,996
5.00%, 8/01/45	3,610	4,000,710
County of Delaware Pennsylvania Authority, Refunding RB:
Haverford College, 5.00%, 5/15/20 (b)	340	378,196

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
County of Delaware Pennsylvania Authority, Refunding RB (continued):
Haverford College, 5.00%, 11/15/35	$75	$81,696
Villanova University, 5.25%, 12/01/19 (b)	100	110,524
County of Northampton Pennsylvania General Purpose Authority, Refunding RB:
Moravian College, 5.00%, 10/01/36	610	660,478
Moravian College, 3.88%, 10/01/45	1,330	1,263,247
St. Luke’s University Health Network Project, 5.00%, 8/15/46	1,000	1,089,110
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 11/01/17 (b)	1,650	1,684,633
Shippensburg University Student Services, Student Housing, 5.00%, 10/01/44	1,460	1,513,232
Thomas Jefferson University, 5.00%, 3/01/20 (b)	1,000	1,104,650
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	3,930	4,373,147
La Salle University, 5.00%, 5/01/37	1,325	1,395,940
La Salle University, 5.00%, 5/01/42	1,855	1,947,769
State System of Higher Education, Series AL, 5.00%, 6/15/35	280	305,701
Thomas Jefferson University, 5.00%, 9/01/45	2,000	2,198,320
University of the Sciences Philadelphia, 5.00%, 11/01/30	940	1,058,684
University of the Sciences Philadelphia, 5.00%, 11/01/31	775	868,380
University Properties, Inc. Student Housing Project, Series A, 5.00%, 7/01/35	300	318,804

2	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB (continued):
Widener University, Series A, 5.25%, 7/15/33	$1,580	$1,739,612
Widener University, Series A, 5.50%, 7/15/38	385	424,031
Philadelphia Authority for Industrial Development, RB, University of Sciences, 5.00%, 11/01/42	2,710	2,943,358
Philadelphia Authority for Industrial Development, Refunding RB, 1st Series, 5.00%, 4/01/45	2,170	2,409,373
Swarthmore Borough Authority, Refunding RB, Swarthmore College Project, 5.00%, 9/15/38	830	956,409
Township of East Hempfield Pennsylvania IDA, RB, Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania:
5.00%, 7/01/35	485	507,494
5.00%, 7/01/35	435	457,920
5.00%, 7/01/45	300	310,770
5.00%, 7/01/47	820	851,718
University of Pittsburgh, RB, Commonwealth System of Higher Education Capital Project, Series B, 5.00%, 3/15/19 (b)	610	655,073

		38,577,034
Health — 21.8%
City of Pottsville Pennsylvania Hospital Authority, Refunding RB, Lehigh Valley Health, Series B, 5.00%, 7/01/41	3,000	3,276,330
County of Allegheny Pennsylvania Hospital Development Authority, RB, University of Pittsburgh Medical Center Health, Series B (NPFGC), 6.00%, 7/01/26	2,000	2,557,480
County of Allegheny Pennsylvania Hospital Development Authority, Refunding RB, University of Pittsburgh Medical Center Health, Series A-1, 1.51%, 2/01/37 (a)	2,500	2,284,575

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Berks Pennsylvania Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project:
Series A, 5.00%, 11/01/40	$765	$822,023
Series A3, 5.50%, 11/01/31	500	546,935
County of Centre Pennsylvania Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/21 (b)	2,410	2,993,220
County of Cumberland Pennsylvania Municipal Authority, Refunding RB:
Asbury Pennsylvania Obligated Group, 5.25%, 1/01/41	210	212,541
Diakon Lutheran Social Ministries, 5.00%, 1/01/38	2,600	2,731,638
County of Dauphin General Authority, Refunding RB, Pinnacle Health System Project, 6.00%, 6/01/19 (b)	240	264,319
County of Franklin Pennsylvania IDA, Refunding RB, Chambersburg Hospital Project, 5.38%, 7/01/42	415	450,126
County of Lancaster Pennsylvania Hospital Authority, Refunding RB:
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/28	575	658,525
Masonic Villages of The Grand Lodge of Pennsylvania Project, 5.00%, 11/01/35	425	468,252
University of Pennsylvania Health System, 5.00%, 8/15/42	1,600	1,779,584
County of Lehigh Pennsylvania, RB, Lehigh Valley Health Network, Series A (AGM), 5.00%, 7/01/18 (b)	7,995	8,367,567
County of Montgomery Pennsylvania Higher Education & Health Authority, Refunding RB, Abington Memorial Hospital Obligated Group, Series A, 5.13%, 6/01/19 (b)	490	530,489
County of Montgomery Pennsylvania IDA, RB, Acts Retirement-Life Communities, Series A-1, 6.25%, 11/15/19 (b)	235	264,857

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
County of Montgomery Pennsylvania IDA, Refunding RB:
Acts Retirement-Life Communities, 5.00%, 11/15/27	$865	$947,954
Acts Retirement-Life Communities, 5.00%, 11/15/28	555	605,738
Whitemarsh Continuing Care Retirement Community, 5.25%, 1/01/40	220	217,397
County of Union Pennsylvania Hospital Authority, Refunding RB, Evangelical Community Hospital Project, 7.00%, 8/01/41	460	523,342
Geisinger Authority Pennsylvania, RB, Health System, Series A, 5.25%, 6/01/19 (b)	1,000	1,059,250
Geisinger Authority Pennsylvania, Refunding RB, Health System, Series A-2, 5.00%, 2/15/39 (d)	4,050	4,570,141
Lancaster IDA, Refunding RB, Garden Spot Village Project:
5.38%, 5/01/28	520	567,128
5.75%, 5/01/35	865	939,848
Pennsylvania Higher Educational Facilities Authority, Refunding RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	1,000	1,075,340
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	940	1,025,559
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (e)	1,310	1,419,385
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series B (AGC), 5.38%, 7/01/20 (b)	2,055	2,317,341
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A:
6.00%, 12/01/18 (b)	595	640,226

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (continued)
Southcentral Pennsylvania General Authority, Refunding RB, Wellspan Health Obligation Group, Series A (continued):
6.00%, 6/01/29	$655	$696,016

		44,813,126
Housing — 9.0%
Pennsylvania HFA, RB:
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.25%, 10/01/35	400	415,496
Brinton Manor Apartments & Brinton Towers, M/F Housing, Series A, 4.50%, 10/01/40	400	415,916
S/F Housing Mortgage, Series 114-C, 3.65%, 10/01/37	2,305	2,306,821
S/F Housing Mortgage, Series 118-B, 4.05%, 10/01/40	1,000	1,014,210
S/F Housing Mortgage, Series 2015-117-B, 4.05%, 10/01/40	1,600	1,613,248
Pennsylvania HFA, Refunding RB, S/F Housing Mortgage:
Series 096-A, AMT, 4.70%, 10/01/37	590	590,301
Series 097-A, AMT, 4.65%, 10/01/31	1,300	1,301,378
Series 099-A, AMT, 5.15%, 4/01/38	1,065	1,118,388
Series 115-A, AMT, 4.20%, 10/01/33	730	762,631
Series 119, 3.50%, 10/01/36	1,515	1,483,548
Philadelphia Housing Authority, RB, Capital Fund Program, M/F Housing, Series A (AGM), 5.50%, 12/01/18	3,000	3,024,660
Philadelphia IDA, RB, Series A:
3.50%, 12/01/36	790	752,183
4.00%, 12/01/46	2,970	2,914,283
4.00%, 12/01/51	790	759,893

		18,472,956
State — 10.5%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 4/01/26	1,385	1,590,811
5.00%, 6/01/28	4,460	5,037,882
5.00%, 3/15/33	1,775	1,986,740

4	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
State (continued)
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	$7,500	$8,118,600
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	4,600	4,891,410

		21,625,443
Transportation — 18.5%
City of Philadelphia Pennsylvania, ARB, Series A:
5.00%, 6/15/40	3,825	4,156,627
AMT (AGM), 5.00%, 6/15/37	5,900	5,926,432
Delaware River Joint Toll Bridge Commission, RB, Bridge System, 5.00%, 7/01/42	1,500	1,703,535
Delaware River Port Authority, RB:
5.00%, 1/01/29	475	544,740
5.00%, 1/01/37	2,285	2,546,335
Series D, 5.00%, 1/01/40	750	813,413
Series D (AGM), 5.00%, 1/01/40	1,560	1,694,035
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 5.00%, 11/01/41	6,025	6,362,882
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series A-3, 0.00%, 12/01/42 (c)	4,760	1,547,143
CAB, Sub-Series A-3 (AGM), 0.00%, 12/01/40 (c)	1,275	484,921
Sub-Series A, 5.13%, 12/01/20 (b)	75	85,170
Sub-Series A, 5.13%, 12/01/26	25	27,740
Pennsylvania Turnpike Commission, Refunding RB:
Sub-Series A-1, 5.25%, 12/01/45	3,270	3,663,021
Sub-Series B (AGM), 5.25%, 6/01/19 (b)	1,695	1,843,414
Sub-Series B (AGM), 5.25%, 6/01/39	1,805	1,931,386

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Transportation (continued)
Southeastern Pennsylvania Transportation Authority, RB, Capital Grant Receipts:
5.00%, 6/01/28	$1,860	$2,072,059
5.00%, 6/01/29	2,465	2,742,978

		38,145,831
Utilities — 7.2%
City of Philadelphia Pennsylvania Gas Works, RB, 9th Series:
5.25%, 8/01/20 (b)	660	744,058
5.25%, 8/01/40	1,040	1,138,311
City of Philadelphia Pennsylvania Gas Works, Refunding RB:
5.00%, 8/01/30	800	898,696
5.00%, 8/01/31	600	670,416
5.00%, 8/01/32	800	889,624
5.00%, 8/01/33	400	442,992
5.00%, 8/01/34	700	771,540
City of Philadelphia Pennsylvania Water & Wastewater, RB:
Series A, 5.25%, 1/01/19 (b)	800	856,464
Series A, 5.25%, 10/01/52	810	925,263
Series C (AGM), 5.00%, 8/01/40	3,350	3,655,955
County of Allegheny Pennsylvania Sanitary Authority, RB, Sewer Improvement (BAM), 5.25%, 12/01/41	1,410	1,580,511
County of Bucks Pennsylvania Water & Sewer Authority, RB, Water System (AGM), 5.00%, 12/01/41	30	32,926
County of Delaware Pennsylvania Regional Water Quality Control Authority, RB, Sewer Improvements, 5.00%, 5/01/33	420	466,843
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	1,605	1,706,966

		14,780,565
Total Municipal Bonds — 119.0%		245,074,216

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania — 44.6%
Education — 13.5%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, Series A:
5.75%, 8/15/21 (b)	$5,120	$6,047,437
4.00%, 8/15/39	7,815	7,903,997
Pennsylvania Higher Educational Facilities Authority, Series AR, 4.00%, 6/15/38	11,335	11,468,069
University of Pittsburgh Pennsylvania, RB, The Commonwealth System of Higher Education, Capital Project, Series B, 5.00%, 3/15/19 (b)	2,202	2,364,366

		27,783,869
Health — 13.4%
Geisinger Authority Pennsylvania, RB, Health System:
Series A, 5.13%, 6/01/19 (b)	3,000	3,173,310
Series A, 5.25%, 6/01/19 (b)	3,128	3,313,628
Series A-1, 5.13%, 6/01/41	7,430	8,009,686
Pennsylvania Economic Development Financing Authority, RB, University of Pittsburgh Medical Center, Series B, 4.00%, 3/15/40	8,000	8,022,320
Philadelphia Hospitals & Higher Education Facilities Authority, RB, The Children’s Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	4,680	5,105,974

		27,624,918
Housing — 2.9%
Pennsylvania HFA, Refunding RB, S/F Mortgage, AMT:
Series 114A, 3.70%, 10/01/42	2,875	2,956,596
Series 115A, 4.20%, 10/01/33	2,920	3,050,524

		6,007,120
State — 12.0%
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 3/15/19 (b)	6,028	6,473,623

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Pennsylvania (continued)
State (continued)
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 6/01/44	$7,000	$7,626,640
Pennsylvania Turnpike Commission, RB, Oil Franchise Tax, Remarketing, Series C (NPFGC), 5.00%, 12/01/18 (b)	10,000	10,633,500

		24,733,763
Transportation — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,680	1,932,487
Utilities — 1.9%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB (BAM), 5.00%, 8/15/42	3,493	3,891,200
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.6%		91,973,357
Total Long-Term Investments (Cost — $322,860,582) — 163.6%		337,047,573

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	4,155,885	4,156,717
Total Short-Term Securities (Cost — $4,156,527) — 2.0%		4,156,717
Total Investments (Cost — $327,017,109*) — 165.6%		341,204,290
Liabilities in Excess of Other Assets — (0.3)%		(747,487)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.3)%		(52,121,676)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (40.0)%		(82,327,942)

Net Assets Applicable to Common Shares — 100.0%		$206,007,185

6	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$275,848,274

Gross unrealized appreciation	$17,001,117
Gross unrealized depreciation	(3,651,425)

Net unrealized appreciation	$13,349,692

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	455,980	3,699,905	4,155,885	$4,156,717	$15,009	$777	$190

[1]	Includes net capital gain distributions.

(h)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(28)	5-Year U.S. Treasury Note	June 2017	$3,315,375	$(14,764)
(98)	10-Year U.S. Treasury Note	June 2017	$12,320,438	(89,679)
(60)	Long U.S. Treasury Bond	June 2017	$9,178,125	(114,295)
(15)	Ultra U.S. Treasury Bond	June 2017	$2,444,062	(30,795)
Total				$(249,533)

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

8	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$337,047,573	—	$337,047,573
Short-Term Securities	$4,156,717	—	—	4,156,717

Total	$4,156,717	$337,047,573	—	$341,204,290

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(249,533)	—	—	$(249,533)

[1] See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(52,006,324)	—	$(52,006,324)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)

Total	—	$(134,606,324)	—	$(134,606,324)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND	APRIL 30, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Pennsylvania Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Pennsylvania Quality Fund

Date: June 22, 2017